Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,871,349	$ 1,751,499	$ 22,245
Inventory	337,805	0
Other current assets	813,905	466,198	54,168
Total current assets	3,023,059	2,217,697	76,413
Intangible assets, net	36,214,023	37,329,191
Property and equipment, net	1,419,584	1,187,702	3,249
Intangible Assets, Net		37,329,191	180,628
Other assets	79,598	87,571	0
Total assets	40,736,264	40,822,161	260,290
Current Liabilities:
Notes payable	1,013,405	213,405	218,010
Payables - related party	0	26,000,000	0
Convertible notes payable	3,376,526	3,376,526	734,991
Accrued expenses and others current liabilities	1,339,585	1,004,868	145,567
Total current liabilities	5,729,516	30,594,799	1,098,568
Long term liabilities:
Convertible notes payable - noncurrent	26,900,000	0
Operating lease liabilities - noncurrent	24,152	30,255
Total long term liabilities	26,924,152	30,255	0
Total liabilities	32,653,668	30,625,054	1,098,568
Stockholders' Equity (deficit)
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	0	0	0
Common stock, $0.01 par value; 300,000,000 shares authorized as of March 31, 2022 and December 31, 2021; 144,379,308 shares issued and outstanding as of March 31, 2022 and December 31, 2021	1,443,793	1,443,793	420,662
Additional paid-in capital	18,899,873	18,856,430	4,961,315
Operating Lease Liabilities- Non-current	26,924,152	30,255	0
Accumulated deficit	(12,208,811)	(10,108,916)	(6,220,255)
Translation adjustment	(52,259)	5,800	0
Total stockholders' equity	8,082,596	10,197,107	(838,278)
Total liabilities and stockholders' equity	$ 40,736,264	$ 40,822,161	$ 260,290